Adoption of ASU 2018-12 (Summary of Effect on Previously Reported Consolidated Statements of Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Fee income					$ 5,366	$ 5,766	$ 6,120
Realized gain (loss)					418	859	(526)
Total revenues	$ 4,203	$ 4,265	$ 4,414	$ 4,675	17,557	18,512	16,566
Expenses
Benefits					8,203	8,027	8,050
Interest credited					2,860	2,912	2,899
Market risk benefit (gain) loss					296	(1,554)
Policyholder liability remeasurement (gain) loss					2,445	(119)
Commissions and other expenses					4,927	5,011	4,889
Total expenses	3,740	7,045	4,662	4,222	19,669	14,478	16,031
Income (loss) before taxes					(2,112)	4,034	535
Federal income tax expense (benefit)					(437)	737	(56)
Net income (loss)	$ 398	$ (2,292)	$ (171)	$ 390	(1,675)	3,297	591
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)					(17,639)	(3,233)	3,177
Market risk benefit gain (loss)					(211)	(923)
Policyholder liability remeasurement gain (loss)					1,891	560
Total other comprehensive income (loss), net of tax					(15,963)	(3,593)	3,185
Comprehensive income (loss)					(17,638)	(296)	$ 3,776
As Previously Reported [Member]
Revenues
Fee income					5,783	6,612
Realized gain (loss)					201	89
Total revenues					17,785	18,601
Expenses
Benefits					10,801	8,039
Interest credited					2,849	2,893
Commissions and other expenses					4,799	5,546
Total expenses					19,387	16,679
Income (loss) before taxes					(1,602)	1,922
Federal income tax expense (benefit)					(329)	293
Net income (loss)					(1,273)	1,629
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)					(13,613)	(2,480)
Total other comprehensive income (loss), net of tax					(13,617)	(2,477)
Comprehensive income (loss)					(14,890)	(848)
Restatement Impacts [Member]
Revenues
Fee income						18
Realized gain (loss)					13	622
Total revenues					(15)	627
Expenses
Interest credited						18
Commissions and other expenses						2
Total expenses						20
Income (loss) before taxes					(15)	607
Federal income tax expense (benefit)					(3)	127
Net income (loss)					(12)	480
Other comprehensive income (loss), net of tax:
Comprehensive income (loss)					(12)	480
Accounting Standards Update 2018-12 [Member] | As Previously Reported [Member]
Revenues
Fee income					5,783	6,630
Realized gain (loss)					214	711
Total revenues					17,770	19,228
Expenses
Benefits					10,801	8,039
Interest credited					2,849	2,911
Commissions and other expenses					4,799	5,548
Total expenses					19,387	16,699
Income (loss) before taxes					(1,617)	2,529
Federal income tax expense (benefit)					(332)	420
Net income (loss)					(1,285)	2,109
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)					(13,613)	(2,480)
Total other comprehensive income (loss), net of tax					(13,617)	(2,477)
Comprehensive income (loss)					(14,902)	(368)
Accounting Standards Update 2018-12 [Member] | Restatement Impacts [Member]
Revenues
Fee income					(417)	(864)
Realized gain (loss)					204	148
Total revenues					(213)	(716)
Expenses
Benefits					(2,598)	(12)
Interest credited					11	1
Market risk benefit (gain) loss					296	(1,554)
Policyholder liability remeasurement (gain) loss					2,445	(119)
Commissions and other expenses					128	(537)
Total expenses					282	(2,221)
Income (loss) before taxes					(495)	1,505
Federal income tax expense (benefit)					(105)	317
Net income (loss)					(390)	1,188
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)					(4,026)	(753)
Market risk benefit gain (loss)					(211)	(923)
Policyholder liability remeasurement gain (loss)					1,891	560
Total other comprehensive income (loss), net of tax					(2,346)	(1,116)
Comprehensive income (loss)					$ (2,736)	$ 72